Parent Company Only Condensed Financial Information - Condensed statements of comprehensive loss (Details) - Parent Company [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Total costs and expenses	¥ (24,139)	¥ (43,924)	¥ (30,558)
Net loss from subsidiaries and net loss of VIEs and VIEs' subsidiaries	(1,009,762)	(4,745,316)	(7,685,211)
Gain/(loss) from non-operations	(312,899)	(33,081)	218,756
Loss before income tax expenses	(1,346,800)	(4,822,321)	(7,497,013)
Net loss	¥ (1,346,800)	¥ (4,822,321)	¥ (7,497,013)